Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

Sales Representative Agreement

In April 2020, the Company entered into an Exclusive Sales Representative Agreement, under which the counterparty to the agreement (the “Representative”) received exclusive rights to market, promote, and distribute The Catamaran System in the United States and Puerto Rico. The agreement is for an initial period of five years, and automatically renews for an additional five years unless written notice is given by either party prior to April 27, 2023. The agreement provides for a bonus to be paid to the Representative upon an acquisition or IPO. In May 2021, the Company entered into an Amended and Restated Exclusive Sales Representative Agreement (the “Restated Sales Agreement”). In connection with the amended agreement, the Company paid $500 cash and issued 53,757 shares of common stock to the Representative, for which the Company recorded a combined total of approximately $880 as sales and marketing expense. In addition, the Representative received anti-dilution protections to maintain ownership of 3.0% of the fully diluted equity of the Company through the date of an initial public offering. In October 2021, the Company issued 4,445 shares of common stock with a fair value of approximately $333 to the Representative in accordance with the anti-dilution provision. In April 2022, the Company issued 31,235 shares of common stock to the Representative in accordance with the anti-dilution provision, fully satisfying the Company’s obligations.

The Restated Sales Agreement restructured the calculation of the bonus paid to the Representative upon an acquisition, removed the bonus payable upon an IPO, and allows the Company to terminate the Restated Sales Agreement as long as the bonus paid to the Representative is at least $6,000.

On October 6, 2022, the Company entered into the Terminating Amended and Restated Exclusive Sales Representative Agreement (the “Termination Agreement”) with the Representative, which terminated the Restated Sales Agreement. In accordance with the Termination Agreement, (i) the Company paid the Representative $1,000 in cash; and (ii) the Company agreed to pay the Representative (a) $85 per month during the six months after the date of the Termination Agreement in return for efforts by the Representative to transition operations to the Company, (b) 20% of net sales of the product sold in the United States and Puerto Rico until December 31, 2023 and (c) after December 31, 2023, 10% of net sales until such time as the aggregate amount paid to the Representative under this clause (c) and clause (b) above equal $3,600. In the event of an acquisition of the Company, the Company will pay the Representative $3,600 less previous amounts paid pursuant to clause (b) and clause (c) above. The Company recorded a charge of $1,000 for the payment to the Representative in the fourth quarter of 2022 and expensed the $85 per month charges as incurred over the six-month period. For payments under clause (b) and clause (c) above, the Company estimated the fair value of the liability using level 3 hierarchy inputs based on a Monte Carlo simulation of future revenues with a 25% quarterly estimated standard deviation of growth rates and a 10% probability of dissolution, discounted at an estimated discount rate of 15.4%. Based on the Company’s fair value analysis, a total of $2,611 was charged to sales and marketing expense in the consolidated statements of operations and comprehensive loss and recorded as accrued commissions in the consolidated balance sheets. A reconciliation of the liability under clause (b) and clause (c) for the three months ended March 31, 2024 is as follows:

Balance at January 1, 2024	$2,377
Amounts paid during 2024	(98)
Accretion	149
Balance at March 31, 2024	$2,428

Per the terms of the Termination Agreement, the Company ultimately expects to expense $3,600 under clause (b) and clause (c).

Simultaneously with the execution of the Termination Agreement, the Company entered into a Consulting Agreement dated October 6, 2022, with the Representative (the “Consulting Agreement”). Under the terms and conditions of the Consulting Agreement, the Representative is tasked with organizing, recruiting, training, and coordinating the Company’s Clinical Specialist program, Physician Education program and Sales Education program as more specifically described in the Consulting Agreement.

The term of the Consulting Agreement was from October 6, 2022, until October 5, 2023, when it terminated in accordance with the terms of the Consulting Agreement. In consideration for the services to be provided, the Company paid the Representative a base consulting fee of $700 per year, payable in monthly instalments, along with additional compensation of $62.5 per quarter, if certain sales targets were met, for four quarters; along with any travel and related out-of-pocket expenses incurred by the Representative in connection with the performance of the services.

Litigation

In the normal course of business, the Company may possibly be named as a defendant in various lawsuits.

10.  Commitments and Contingencies

Sales Representative Agreement

In April 2020, the Company entered into an Exclusive Sales Representative Agreement, under which the counterparty to the agreement (the “Representative”) received exclusive rights to market, promote, and distribute The Catamaran System in the United States and Puerto Rico. The agreement is for an initial period of five years, and automatically renews for an additional five years unless written notice is given by either party prior to April 27, 2023. The agreement provides for a bonus to be paid to the Representative upon an acquisition or IPO. In May 2021, the Company entered into an Amended and Restated Exclusive Sales Representative Agreement (the “Restated Sales Agreement”). In connection with the amended agreement, the Company paid $500 cash and issued 53,757 shares of common stock to the Representative, for which the Company recorded a combined total of approximately $880 as sales and marketing expense. In addition, the Representative received anti-dilution protections to maintain ownership of 3.0% of the fully diluted equity of the Company through the date of an initial public offering. In October 2021, the Company issued 4,445 shares of common stock with a fair value of approximately $333 to the Representative in accordance with the anti-dilution provision. In April 2022, the Company issued 31,235 shares of common stock to the Representative in accordance with the anti-dilution provision, fully satisfying the Company’s obligations.

The Restated Sales Agreement restructured the calculation of the bonus paid to the Representative upon an acquisition, removed the bonus payable upon an IPO, and allows the Company to terminate the Restated Sales Agreement as long as the bonus paid to the Representative is at least $6,000.

On October 6, 2022, the Company entered into the Terminating Amended and Restated Exclusive Sales Representative Agreement (the “Termination Agreement”) with the Representative, which terminated the Restated Sales Agreement. In accordance with the Termination Agreement, (i) the Company paid the Representative $1,000 in cash; and (ii) the Company agreed to pay the Representative (a) $85 per month during the six months after the date of the Termination Agreement in return for efforts by the Representative to transition operations to the Company, (b) 20% of net sales of the product sold in the United States and Puerto Rico until December 31, 2023 and (c) after December 31, 2023, 10% of net sales until such time as the aggregate amount paid to the Representative under this clause (c) and clause (b) above equal $3,600. In the event of an acquisition of the Company, the Company will pay the Representative $3,600 less previous amounts paid pursuant to clause (b) and clause (c) above. The Company recorded a charge of $1,000 for the payment to the Representative in the fourth quarter of 2022 and expensed the $85 per month charges as incurred over the six-month period. For payments under clause (b) and clause (c) above, the Company estimated the fair value of the liability using level 3 hierarchy inputs based on a Monte Carlo simulation of future revenues with a 25% quarterly estimated standard deviation of growth rates and a 10% probability of dissolution, discounted at an estimated discount rate of 15.4%. Based on the Company’s fair value analysis, a total of $2,611 was charged to sales and marketing expense in the consolidated statements of operations and comprehensive loss and recorded as accrued commissions in the consolidated balance sheets. A reconciliation of the liability under clause (b) and clause (c) for the year ended December 31, 2023 is as follows:

2023
Balance at January 1, 2023	$2,560
Amounts paid during 2023	(592)
Accretion	409
Balance at December 31, 2023	$2,377

Per the terms of the Termination Agreement, the Company ultimately expects to expense $3,600 under clause (b) and clause (c).

Simultaneously with the execution of the Termination Agreement, the Company entered into a Consulting Agreement dated October 6, 2022, with the Representative (the “Consulting Agreement”). Under the terms and conditions of the Consulting Agreement, the Representative is tasked with organizing, recruiting, training, and coordinating the Company’s Clinical Specialist program, Physician Education program and Sales Education program as more specifically described in the Consulting Agreement.

The term of the Consulting Agreement was from October 6, 2022, until October 5, 2023, when it terminated in accordance with the terms of the Consulting Agreement. In consideration for the services to be provided, the Company paid the Representative a base consulting fee of $700 per year, payable in monthly instalments, along with additional compensation of $62.5 per quarter, if certain sales targets were met, for four quarters; along with any travel and related out-of-pocket expenses incurred by the Representative in connection with the performance of the services.

Litigation

In the normal course of business, the Company may possibly be named as a defendant in various lawsuits.